Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000026761
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares
Account Value	$ 11,817	$ 11,254	$ 10,681	$ 10,393	$ 10,461	$ 10,427	$ 10,231	$ 10,062	$ 9,976	$ 9,939	$ 10,000
C000026763
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,149	11,553	10,948	10,648	10,706	10,645	10,424	10,206	10,074	9,993	10,000
C000168177
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 12,141	11,544	10,949	10,635	10,680	10,628	10,406	10,176	10,052	9,969	10,000
C000026762
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,031	11,453	10,864	10,576	10,632	10,593	10,373	10,166	10,044	9,973	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,596	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,596	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,596	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,596	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Account Value	$ 12,278	11,706	11,094	10,764	10,755	10,735	10,486	10,240	10,107	10,042	10,000
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Account Value	$ 12,278	11,706	11,094	10,764	10,755	10,735	10,486	10,240	10,107	10,042	10,000
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Account Value	$ 12,278	11,706	11,094	10,764	10,755	10,735	10,486	10,240	10,107	10,042	10,000
FEDERATED INDEX: ICE BofA US 6-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Account Value	$ 12,278	$ 11,706	$ 11,094	$ 10,764	$ 10,755	$ 10,735	$ 10,486	$ 10,240	$ 10,107	$ 10,042	$ 10,000